Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Capitalized computer software, amortization	$ 0.2
Capitalized software costs	2.6	$ 0.3
Advertising expense	$ 0.4	$ 0.7	$ 0.4
Cloud-Based Subscription Service [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Contractual term of services (in years)	3 years
Communication Services [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Contractual term of services (in years)	1 year